3: Annual Report

Semi-Annual Report

August 31, 1997

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

October 10, 1997

Dear Fellow Shareholder:

Risk is a word that has almost disappeared from the vocabulary of the present stock market investor. Copley Fund, Inc. however, was created to neutralize risk as much as possible and still be an active stock investor. Your management has been exposed to the risk volatilities of the 1950's, 1960's, and 1970's. Thus we were determined to create an instrument to take advantage of the growth of the country and yet if major market downturns occur to be floored by the nature of our investments. Copley Fund, Inc. is not a vehicle for the "get rich quick" investor.

Our stocks are floored by their dividends and the constant thrust of these dividends add to our net asset values. Despite the euphoria of the present market trends the market will experience major temporary downturns. Our yields are our safety net.

Our record on a calendar year basis from 1984 to the present gives credence to our philosophy of steady and almost sure growth.

1984* +23.9%(Top performing Fund in 1984)

1985 +25%

1986 +18%

1987 -8%

1988 +20%

1989 +16%

1990 -2%

1991 +18%

1992 +18%

1993 +10%

1994 -7%

1995 +26%

1996 +5%

1997 +12% (Sept. 30, 1997)

*Calendar Years

The stock market boom of 1997 will create major tax exposure for many investors. Funds will distribute realized capital gains and dividends and the appropriate tax will have to be paid by investors.

Copley Fund, Inc. does not distribute but as an operating corporation pays its own taxes at rates lower than an individual pays. Thus our performance includes a corporate tax and does not subject the individual to a tax until one redeems; then one pays a capital gains tax if there is a gain. Our studies have shown that a good mean comparative average of performance between Copley and other Funds is three per cent, i.e., if a Fund has a gain for the year of 13% and Copley 10%, the two Funds are probably equal in net return to the individual.

We do look forward to continued steady increases in net asset value and wish to express our appreciation to our shareholders for their confidence and understanding of Copley's concept and structure.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 1996PERIOD ENDED SEPTEMBER 30, 1997

Year Per Share Value

1981 4.53

1982 5.43

1983 6.06

1984 7.51

1985 9.36

1986 11.00

1987 10.11

1988 12.12

1989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 29.21 (As of Sept. 30, 1997)

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 1997, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statements and Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of Copley Fund, Inc.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 29, 1997 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report of April 21, 1997, I expressed an unqualified opinion on those financial statements.

ROY G. HALE

Certified Public Accountant

La Plata, Maryland

October 6, 1997

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1997

(Unaudited)

Number of

Shares Value

COMMON STOCKS-99.02%

DIVERSIFIED UTILITY COMPANIES-16.36%

Dominion Resources, Inc. 30,000 $ 1,080,000

Eastern Utilities Associates 40,000 765,000

Florida Progress 40,000 1,287,500

FPL Group 55,000 2,557,500

GPU, Inc. 35,000 1,176,875

LG & E Energy Corp. 80,000 1,810,000

Montana Power Co. 15,000 345,937

Pacificorp. 25,000 518,750

Texas Utilities Co. 25,000 871,875

WPL Holdings 35,000 969,063

11,382,500

ELECTRIC AND GAS-20.04%

American Electric Power 55,000 2,402,812

Carolina Power & Light Co. 60,000 2,025,000

Delmarva Power & Light Co. 55,000 986,562

Enova Corporation 45,000 1,080,000

Kansas City Power & Light Co. 40,000 1,145,000

New Century Energy, Inc. 45,000 1,816,875

Ohio Edison Co. 40,000 880,000

SCANA, Corp. 70,000 1,688,750

UtiliCorp United, Inc. 25,000 743,750

Western Resources, Inc. 35,000 1,172,500

13,941,249

ELECTRIC POWER COMPANIES-14.90%

Allegheny Power Systems, Inc. 45,000 1,307,812

Atlantic Energy 50,000 865,625

Boston Edison 35,000 988,750

DTE Energy Co. 55,000 1,629,375

New England Electric System 35,000 1,338,750

Pennsylvania Power& Light Co. 50,000 1,096,875

PECO Energy Co. 30,000 714,375

Potomac Electric Power Co. 25,000 567,188

Union Electric Co. 50,000 1,859,375

$ 10,368,125

Continued

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1997

(Unaudited)

(Continued

Number of

__Shares Value

GAS UTILITIES & SUPPLIES-13.50%

AGL Resources, Inc. 40,000 $ 757,500

Brooklyn Union Gas Co. 40,000 1,207,500

Colonial Gas Co. 50,000 1,193,750

Connecticut Energy Corp. 20,000 491,250

CTG Resources, Inc. 30,000 695,625

Delta Natural Gas Co. 15,000 262,500

New Jersey Resources Corp. 25,000 801,563

Northwest Natural Gas Co. 30,000 750,000

Peoples Energy Corp. 25,000 942,188

Washington Gas Light Co. 28,000 712,250

Wicor, Inc. 40,000 1,582,500

9,843,125

HYDRO ELECTRIC-1.36%

Idaho Power Co. 30,000 948,750

DRUG COMPANIES-5.46%

Bristol Myers Squibb Co. 50,000 3,800,000

BANKING-3.41%

Morgan, J.P. & Co. 10,000 1,072,500

PNC Bank Corporation 30,000 1,297,500

2,370,000

MANUFACTURING-1.15%

Mascotech, Inc. 38,200 799,812

RETAIL-1.29%

Penney (J.C.), Inc. 15,000 900,000

OILS-9.17%

Atlantic Richfield Co. 10,000 750,000

Exxon Corp. 24,000 1,468,500

Mobil Corp. 27,000 1,964,250

Occidental Petroleum Corp. 20,000 468,750

Texaco, Inc. 15,000 1,728,750

$ 6,380,250

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1997

(Unaudited)

(Continued)

Number of

Shares Value

TELEPHONE-12.38%

American Information Technologies 26,960 1,690,055

American Telephone & Telegraph 15,000 585,000

Bell Atlantic Corp. 47,116 3,410,020

Bell South Corp. 10,000 440,000

SBC Communications, Inc. 29,258 1,590,904

US West, Inc. 25,000 895,313

8,611,292

CONVERTIBLE PREFERRED STOCK-0.98%

Sun, Inc., Preferred "D" 20,000 685,000

Total value of investments

(Cost $45,988,644) 69,583,604

Excess of cash and other assets

over liabilities 4,097,089

NET ASSETS $ 73,680,693

===========

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1997

(Unaudited)

Assets

Investments in securities, at

value (identified cost $45,988,644)

(Note 1) $ 69,583,604

Cash 4,007,858

Receivables:

Securities Sold $ 174,407

Subscriptions 9,400

Trade (Notes 5 & 6) 41,121

Dividends and interest 239,408 464,336

Inventory (Notes 1, 5 & 6) 261,266

Other Assets 1,242

Total Assets 74,318,306

Liabilities

Payables:

Trade 11,580

Stock redemptions 107,980

Accrued income taxes-current 310,000

Accrued expenses 60,814

Deferred income taxes

(Notes 1 and 2) 147,239

Total Liabilities 637,613

Commitments and Contingencies (Note 7)

Net Assets $ 73,680,693

===========

Net assets consist of:

Capital paid in $ 23,055,472

Undistributed net investment and

operating income 26,886,840

Accumulated net realized gain on

investment transactions 143,421

Net unrealized appreciation in

value of investments (Note 2) 23,594,960

Total $ 73,680,693

===========

Net Asset Value, Offering and

Redemption Price Per Share,

(2,650,171 shares of $1.00 par

value capital stock outstanding.) $ 27.80

=======

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 1997

(Unaudited)

INVESTMENT INCOME (Note 1)

Income:

Dividends $ 1,816,000

Interest 123,499

Investment Income $ 1,939,499

Expenses:

Investment advisory fee (Note 5) 264,843

Professional fees 30,244

Custodian fees 15,004

Shareholder servicing costs 20,225

Printing 7,319

Postage and shipping 5,341

Accounting and pricing service costs 20,250

Directors fees 9,000

Blue Sky fees 5,655

Telephone 7,180

Insurance and miscellaneous 4,884

Investment expenses 389,945

Less: Investment advisory

fee waived 30,000 359,945

Net investment income before

income taxes 1,579,554

OPERATING PROFIT (Notes 2, 5 & 7)

Gross Profit 26,520

Less: Operating expenses 14,968

Net operating profit before

income taxes 11,552

NET INVESTMENT AND OPERATING

INCOME BEFORE INCOME TAXES 1,591,106

Less provision for income taxes

(Notes 2 and 7) 310,000

Net investment and operating income 1,281,106

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized loss from investment

transactions during the year (198,225)

Increase in unrealized

appreciation of investments

during current year 2,186,724

Net realized and unrealized

gain/loss on investments 1,988,499

NET INCREASE IN NET ASSETS RESULTING

FROM OPERATIONS $ 3,269,605 ===========

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

(Unaudited)

Six Months Ended Year Ended

August 31, February 28,

1997 1997

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment and operating

income $ 1,281,106 $ 2,672,815

Net realized gain (loss) on

investment transactions (198,225) 835,195

Net change in unrealized

appreciation on investments 2,186,724 2,000,178

Increase (decrease) in net

assets resulting from

operations 3,269,605 5,508,188

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (1,369,107) (4,026,026)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase (decrease) in net

assets resulting from capital

share transactions (2,517,530) (5,086,742)

Total increase (decrease)

in net assets (617,032) (3,604,580)

NET ASSETS

Beginning of Period 74,297,725 77,902,305

End of Period (including

undistributed net investment

and operating income of

$26,886,840 and $25,600,604,

respectively) $ 73,680,693 $ 74,297,725

============ ============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended August 31, 1997

(Unaudited)

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 1,957,026

Proceeds from disposition of long-term

portfolio investments 3,051,587

Receipts from customers 193,747

Payments of taxes, net (357,033)

Expenses paid (417,330)

Purchase of long-term portfolio investments (2,079,537)

Payments to suppliers (172,774)

Net cash provided by operating activities 2,175,686

============

Cash flows provided by financing activities

Fund shares sold 1,575,655

Fund shares repurchased (5,295,006)

Net cash used by financing activities (3,719,351)

============

Net decrease in cash (1,543,665)

Cash at beginning of the year 5,551,523

Cash as of August 31, 1997 $ 4,007,858

============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets

resulting from operations $ 3,269,605

Increase in investments (842,042)

Decrease in dividends and interest receivable 17,527

Decrease in receivables from customers (21,893)

Decrease in inventory 11,655

Decrease in income taxes payable-current (256,135)

Decrease in other assets (170)

Decrease in accrued expenses (2,861)

Total adjustments (1,093,919)

Net cash provided by operating activities $ 2,175,686

===========

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

2. Federal and State Income Taxes

The income tax provision included in the

financial statements is as follows:

Regular federal tax liability. . . . . . . $ 168,000

Alternative minimum tax-federal. . . . . . $ 97,000

State tax liability. . . . . . . . . . . . $ 45,000

$ 310,000

==========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $1,871,652, consisting of $147,239 accumulated general liability and a cumulative alternative minimum tax carryover of $1,724,413. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

The Fund has $366,033 in accumulated capital loss carryforwards which expire as follows: $167,808 on February 29, 2000 and $198,225 on February 28, 2003.

For the six months ended August 31, 1997, the Fund was subject to the corporate alternative minimum tax due to differences in recognition of income for book and tax purposes. The alternative minimum tax is included in current income tax provisions. The alternative minimum tax is available as a credit against the regular corporate income tax in any future tax year in which the regular tax is in excess of the minimum tax liability for that year.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate and alternative minimum taxes.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities. The amount of income tax expense recognized for a period is the amount of income taxes currently payable or refundable combined with the amount required to adjust deferred tax assets and liabilities to their appropriate balances.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

3. Capital Stock

At August 31, 1997 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Six Months Ended Year Ended

August 31, 1997 February 28, 1997

Shares Amount Shares Amount

Shares sold 50,667 $ 1,358,474 124,421 $ 3,165,394

Shares repurchased (194,477) (5,245,111) (491,128) (12,278,162)

Net Change (143,810) (3,886,637) (366,707) (9,112,768)

========= =========== ========= ============

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States government obligations and short-term notes, aggregated $2,079,537 and $3,424,219 respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 1997, the fee for investment advisory service totaled $234,843, less fees of $30,000 voluntarily waived. Also, during the period unaffiliated directors received $9,000 in directors' fees.

The Fund's operating division, which imports merchandise for resale, places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $215,640 during the period. An amount of $41,121 is receivable in respect of these sales as of August 31, 1997.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's

financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of

February).

Year Ended

August

31, 1997 February February February February February February February

(unaudited) 28, 1997 29, 1996 28, 1995 28, 1994 28, 1993 29, 1992 28, 1991

Investment and

Operating Income $0.717 $1.368 $1.302 $1.194 $1.099 $1.089 $1.113 $1.079

Expenses

(Including Taxes) 0.248 0.471 0.431 0.406 0.509 0.380 0.371 0.341

Net Investment

and Operating

Income 0.471 0.897 0.871 0.789 0.590 0.709 0.742 0.738

Net Realized and

Unrealized Gain

(Loss) on

Investments 0.731 0.952 2.840 -0.368 -1.130 3.031 0.803 0.008

Change in Accoun-

ting Estimate .150

Net Increase

(Decrease) in

Net Asset Value 1.202 1.849 3.711 0.421 -0.540 4.890 1.545 0.746

Net Asset Value

Beginning of

Period(1) 26.296 24.447 20.736 20.315 20.855 15.965 14.420 13.674

End of Period(1) $27.498 $26.296 $24.447 $20.736 $20.315 $20.855 $15.965 $14.420

======= ======= ======= ======= ======= ======= ======= =======

Average Annual

Total Return 9.14(a) 7.56% 17.89% 2.50% -2.60% 30.6% 10.70% 5.50%

Ratio to Average

Net Assets:

Investment

Expenses (Exclud-

ing Taxes) 1.00%(a) 1.00% 1.03% 1.09% 1.51% 1.14% 1.38% 1.50%

Net Investment

and Operating

Income 3.46%(a) 3.51% 4.79% 3.84% 2.88% 5.93% 4.86% 5.34%

Portfolio

Turnover 3.01% 9.15% 4.79% 31.00% 10.00% 5.00% 7.00% 16.00%

Number of

Shares Outstan-

ding at End of

Period (in

Thousands) 2,650 2,794 3,161 3,686 3,986 1,945 1,981 1,940

  Based upon average number of shares.

(a) Annualized

COPLEY FUND, INC. Semi-Annual Report

A No-Load Fund August 31, 1997

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Steadman Security Corp.

1730 "K" St., N.W.

Washington, D.C. 20006

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646